Joseph C. Theis, Jr. 617.570.1928 jtheis@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

May 2, 2014

CONFIDENTIAL TREATMENT REQUEST UNDER RULE 83

The entity requesting confidential treatment is:

HubSpot, Inc.

25 First Street, 2nd Floor

Cambridge, MA 02141

Attn: John P. Kelleher, Esq.

General Counsel

(888) 482-7768

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED FROM THE VERSION FILED VIA EDGAR. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. INFORMATION THAT WAS OMITTED IN THE EDGAR VERSION HAS BEEN NOTED IN THIS LETTER WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[***].” THE OMITTED PORTIONS ARE BRACKETED IN THIS LETTER FOR EASE OF IDENTIFICATION.

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Barbara C. Jacobs

Re:	HubSpot, Inc.

Confidential Draft Registration Statement on Form S-1

Originally Submitted March 28, 2014

CIK No. 0001404655

Dear Ms. Jacobs:

This letter is confidentially submitted on behalf of HubSpot, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s confidential submission of the draft Registration Statement on Form S-1 submitted on March 28,

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2014 (the “Registration Statement”), as set forth in the Staff’s letter dated April 24, 2014 (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the confidential submission of the Registration Statement (“Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments and other updates.

For reference purposes, the text of the Comment Letter has been reproduced and italicized herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

Because of the commercially sensitive nature of certain information contained herein, this submission is accompanied by the Company’s request for confidential treatment of selected portions of this letter pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. §200.83 and the Freedom of Information Act.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company advises the Staff that it has not provided any such written communications to potential investors in reliance on Section 5(d) of the Securities Act. The Company undertakes to provide the Staff with copies of any written communications that are presented to potential investors in the future by it or anyone authorized to do so on its behalf in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

The Company also advises the Staff that at this time no broker or dealer that is

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participating or will participate in the offering has published or distributed any research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. The Company undertakes to provide the Staff with copies of such reports in the event that they are published or distributed in the future.

2.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

RESPONSE: The Company acknowledges that subsequent disclosure of the price range may elicit additional comments from the Staff and understands that the Staff will need sufficient time to review the filing after the price range is included.

3.	Please supplementally provide us with copies of any graphics or artwork you intend to use in your prospectus. For guidance, refer to Question 101.02 of our Compliance and Disclosure Interpretations related to Securities Act Forms.

RESPONSE: The Company advises the Staff that it will supplementally provide the Staff with all graphics or artwork that the Company intends to use in the prospectus.

Prospectus Summary, page 1

4.	Please review and revise your prospectus to avoid unnecessary repetition. As one example, we note that the second paragraph on page 1, the first paragraph under “Industry Background and Our Market Opportunity” on page 2, and the first paragraph on page 3 appear somewhat redundant. As a further example of redundant disclosure, we refer to the following claim that appears multiple times in the filing: “Our customers often experience significant increases in the volume of traffic to their websites, the volume of inbound leads and the rate of converting leads into customers.” In addition to revising to avoid repetition, please also provide support and context for the assertion quoted in the preceding sentence.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 1, 2, 3, 45, 73, 74, 76 and 78.

With respect to the volume of web traffic and inbound leads assertion noted in this

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comment, the Company advises the Staff that the Company analyzed web traffic and leads data generated from customers’ use of the Company’s platform. The Company compared data beginning in a customer’s third month using the platform against data in a customer’s sixth, 12th and 24th months using the platform, respectively, to measure increases in the volume of web traffic and the volume of inbound leads. The Company is supplementally providing the Staff with a summary of this data. With respect to the rate of converting leads assertion noted in this comment, the Company advises the Staff that the Company received customer survey data which supports this assertion. The Company is supplementally providing the Staff with a summary of the survey results. Additionally, the Company respectfully advises the Staff that its customers frequently self-report these results, as illustrated in the case studies included in the Registration Statement.

5.	We note the claim that you have a “leading brand in [y]our industry.” Please identify the specific industry to which you refer in connection with the claim of being an industry leader. Similarly, with respect to the claim that your INBOUND conference is “one of the largest events of its kind,” please clarify the kind of event to which you are referring In addition, please provide support and context for the reference to your founders’ book Inbound Marketing: Get Found Using Google, Social Media and Blogs as “best-selling.”

RESPONSE: In response to the Staff’s comment, the Company has revised pages 1, 2, 3, 73 and 78. Additionally, the Company is supplementally providing the Staff with support for the reference to its founders’ book as “best-selling.”

6.	With respect to each third-party statement in your prospectus—such as the market data by the AMI Partners and G2Crowd referenced in your summary, and the information from Motorola Mobility, DoubleClick, and Corporate Executive Board cited in your business section—please provide us with the relevant portions of the industry research reports and publications you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the referenced information, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports or other publications was prepared for you.

RESPONSE: In connection with this letter, the Company is supplementally providing the Staff with copies of the industry research reports and publications cited in the prospectus summary, management’s discussion and analysis and business section of the Registration Statement from which market or other data is extracted. The Company has marked each source to highlight the applicable portion or section containing the referenced information and has cross-referenced it to the appropriate location in Amendment No. 1. The Company advises the Staff that none of the reports or

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publications cited in the prospectus was commissioned by the Company or on the Company’s behalf. The Company has concurrently requested that such materials be returned to the Company when the Commission’s review of such materials is complete.

7.	In addition, please ensure that you set forth the source and publication dates of all reports cited in the prospectus. In this regard, identify the source of the January 2014 study referenced on pages 2 and 72, and clarify the date of the “recent” Motorola Mobility study cited at the top of page 71.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 2, 36, 75 and 76.

Our Growth Strategy

Keep Expanding Internationally, page 4

8.	You disclose here and elsewhere in the prospectus that as of December 31, 2013, 18% of your customers were located outside the United States. Please tell us what consideration you gave to augmenting this disclosure with disclosure of the percentage of your total revenues generated outside of the United States, which we note from page F-19 was only 4%.

RESPONSE: The Company advises the Staff that the percentage of customers located outside the United States is based on the physical location of the customer. By contrast, as disclosed on page F-19, the percentage of total revenues generated outside of the United States set forth on page F-19 is based on the physical location of the Company’s operations recording the sale. If a sale is recorded by HubSpot, Inc., the parent company located in the United States, then the associated revenue is allocated to the U.S. region regardless of where the customer is located. On the other hand, if a sale is recorded by HubSpot Ireland Limited, the Company’s Irish subsidiary, then the associated revenue is allocated to the Europe region regardless of where the customer is located.

The Company presents the percentage of customers located outside the United States in the context of describing its growth strategy to take advantage of the opportunity to increase sales to customers located outside of the United States and the risks associated with that strategy. Since the Company sells to customers located outside of the United States from both its U.S.- and Ireland-based operations, the Company respectfully advises the Staff that disclosing on page 4 within the prospectus summary the percentage of total revenues associated with sales recorded solely by the Company’s Ireland-based operations as set forth on page F-19 would not augment the disclosure regarding the Company’s international growth strategy.

United States Securities and Exchange Commission

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The offering, page 7

9.	We note that you plan to effect a reverse stock split. Please confirm whether you plan to effect the reverse stock split prior to the completion of the offering. Indicate whether you will revise your financial statements and your disclosures throughout the filing to give retroactive effect to the reverse stock split. We refer you to SAB Topic 4C.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and confirms that the Company plans to effect a reverse stock split prior to the completion of the offering. In addition, once the Company has determined the reverse stock split ratio, the Company will revise the financial statements and its disclosures throughout the filing in a subsequent amendment to the Registration Statement as necessary to give retroactive effect thereto.

Risk Factors

Interruptions or delays in service from our third party data centers. . ., page 17

10.	You state here that you currently serve the majority of your platform function from third-party data center hosting facilities operated by Amazon Web Services, and you disclose in the following risk factor that a significant portion of your operating cost is from your third-party data hosting and transmission services. Please tell us what consideration you gave to filing your hosting agreement, if any, with Amazon Web Services as an exhibit to the registration statement pursuant to Item 601(b)(10) of Regulation S-K.

RESPONSE: The Company respectfully submits that its hosting agreement with Amazon Web Services is not required to be filed as an exhibit to the Registration Statement. The Company believes that the agreement is not a material contract of the type specified under Item 601(b)(10) of Regulation S-K because it is a contract that ordinarily accompanies the kind of business conducted by the Company, and, for the reasons set forth below, does not fall within any of the categories specified in Item 601(b)(10).

If the Company’s data center facilities with Amazon Web Services become unavailable (or the agreement with Amazon Web Services is not renewed), the Company would continue to operate using its Rackspace data center facilities. Although the data center facilities hosted by Rackspace currently provide only ancillary functions for the Company’s customers, these facilities have the capability to provide all of the Company’s

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platform functions. Furthermore, the Company supplementally advises the Staff that while the Company currently has two data center arrangements to host and deliver its products, there are a number of additional third-party data center facilities available to provide such services to the Company. The Company notes for the Staff that the risk factor focuses on an interruption or delay in service, rather than the lack of redundancy or the lack of availability of an alternate service provider.

The rate of growth of our business depends on the continued participation. . ., page 12

11.	So that investors may better understand the extent of your reliance on your marketing agency partners, please consider disclosing here, as you have on page 74, that marketing agencies and customers referred to you by your agency partners represented 39% of your customers as of December 31, 2013. Please also tell us what consideration you gave to disclosing the percentage of your revenues that are attributable to your relationships with marketing agency partners in the aggregate.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on page 12 and page 78.

Use of Proceeds, page 37

12.	You state that you have not quantified or allocated any specific portion of the net proceeds, or range of net proceeds, from the offering to any particular purposes. You state further that you anticipate that you will use the net proceeds for “general corporate purposes” and that you may potentially use a portion for the acquisition of complementary businesses, technologies or other assets. Notwithstanding that you have not yet allocated any specific portions of the proceeds for any particular purposes, please consider revising to provide more meaningful disclosure regarding your anticipated use of the net proceeds for general corporate purposes and/or potential acquisitions. In this regard, for example, we note disclosure in MD&A indicating that you expect increases in your research and development, sales and marketing, and general and administrative expenses.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 37 and 46 to disclose more specific uses of net proceeds. The Company respectfully advises the Staff that it cannot quantify the uses of proceeds from the offering with more specificity, as such decisions will depend on market and competitive factors as they evolve over time.

United States Securities and Exchange Commission

May 2, 2014

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Company Overview, page 45

13.	Please consider expanding your overview to address material risks and challenges facing HubSpot and how they are addressed by management. We note in this regard your disclosures that the company has a history of net losses and that, in light of your plans for investment, you do not expect to be profitable in the near term. Please explain more specifically how the company intends to attain profitability, if ever. We note your statement on page 46 that you “plan to continue to invest in growth” and your description of the areas where you invest; to the extent that you believe such investments will position the company to become profitable, please explain how. Further, describe your plans, if any, to move toward profitability through the use of net proceeds from this offering and/or through improved operational efficiency.

RESPONSE: In response to the Staff’s comment, the Company has revised page 46.

14.	You disclose on page 46 that you do not believe that the change in deferred revenue is an accurate indicator of future revenue for a given period of time. Please tell us what consideration was given to discussing, and if possible quantifying, the deferred revenue change by subscription term length together with the company’s backlog, in order to provide insight into your revenue trends.

RESPONSE: The Company advises the Staff that the Company believes the inclusion of disclosure regarding the change in deferred revenue by subscription term length together with the Company’s backlog would not provide investors with meaningful visibility into revenues in future periods or trends in revenues. The Company does not monitor, and has not historically monitored, change in deferred revenue by subscription length or backlog. Further, the Company does not report, and has not historically reported, this information in its reports on the Company’s financial results prepared for management or the Company’s Board of Directors.

Rule 83 Confidential Treatment Request by HubSpot, Inc. Request #1

The Company estimates that the amount of its backlog, or future orders believed to be firm, has historically been, and is expected to continue to be, significantly lower than the Company’s actual future revenues. The Company respectfully advises the Staff that, like many companies that provide cloud-based offerings, it offers its platform under subscription arrangements, with the majority of future revenues associated with such arrangements not reflected in deferred revenue or bookings. For example, at March 31,

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2014, substantially all of the Company’s outstanding contracts for subscription-based services have a term of one year or less, with an average contract length of approximately [***] months, and less than [***] of the Company’s customers had subscription terms in excess of one year. The Company’s estimated average historical customer life, however, is approximately [***] years. Moreover, following the end of the initial terms of their agreements, some of the Company’s customers renew for subscriptions which are shorter than their initial term. Subscriptions continuing after the end of their respective initial terms can be substantial. In addition, both during and after the initial term of their agreements, customers often purchase additional software, services, applications and users above the contractual minimum. These purchases, however, would not be reflected in deferred revenue or backlog. In addition, as discussed on page 46, contract length and payment terms vary, and may vary significantly, from period to period. Because the Company expects to derive revenue from customers after the end of their initial contract term, contract length would not necessarily be an indicator of future revenues.

HubSpot, Inc. respectfully requests that the information contained in Request #1 be treated as confidential information and that the Commission provide timely notice to John P. Kelleher, Esq., General Counsel, HubSpot, Inc., 25 First Street, 2nd Floor, Cambridge, MA 02141, telephone (888) 482-7768, before it permits any disclosure of the bracketed information contained in Request #1.

Moreover, the amount of deferred revenue and the backlog vary, and may vary significantly, from period to period as a result of remaining durations of customer contracts, the timing of contract renewals and, to a lesser extent, changes in the frequency of billing, and not as a result of any change in the condition or prospects of the Company’s business. Due to the sensitivity of deferred revenue and backlog to these three factors, the Company believes inclusion of disclosure regarding the change in deferred revenue and backlog would not provide meaningful insight to investors into changes in revenues in future periods or trends in revenues. In addition, the Company believes as a result of inclusion of such disclosure investors may improperly conclude that these figures are indicative of the Company’s future performance and that fluctuations, which may result only from a variation of remaining duration of contracts, the timing of customer renewals or in the amount of months paid in advance for subscription services, are indicative of meaningful changes in the Company’s business, either positive or negative.

Finally, the Company advises the Staff that anticipated retention of existing customer relationships and the total number of customer relationships, rather than changes in deferred revenue and backlog, are the meaningful indicators of revenues in future periods or trends in revenues. Accordingly, the Company has included disclosure of Subscription

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Dollar Retention Rate and the total number of customers as of any given period. The Company further advises the Staff that it intends to provide revenue and earnings guidance to investors on a periodic basis based on these metrics. The Company also acknowledges its obligation to provide disclosure regarding known trends and intends to make such disclosure in its filings when and as appropriate.

Key Business Metrics, page 46

15.	You indicate a risk factor on page 5 that you are dependent upon customer renewals as well as the addition of new customers and the continued growth of the market for an inbound platform. In addition, you have only disclosed the number of customers and average subscription revenue per customer as key business metrics. Given the risk factor that is disclosed on page 5, please tell us what consideration was given to including renewal rates for subscriptions during the periods presented or retention rates (i.e., the percentage of subscribers on the last day of the prior year or quarter who remain customers on the last day of the current year or quarter). In addition, please tell us your consideration for disclosing the total number of customers at the end of each period presented with a breakdown for each period of new and existing customers. Further, please discuss any known trends relating to renewals (subscription or customer) or new customers, to the extent material. We refer you to Section III.B of SEC Release No. 33-8350.

RESPONSE: The Company acknowledges the Staff’s comment and has included disclosure regarding the Subscription Dollar Retention Rate, which the Company believes is the most meaningful measure of retention, during the periods presented on page 47. The Company advises the Staff that it does not believe a breakdown of the number of new and existing customers at the end of each period is a key business metric because the primary drivers for increased revenue between comparable periods are the change in total customers and average subscription revenue per customer during the period. Customer retention is not as important as subscription fee retention because the amount of subscription fees retained from a prior period has a more direct impact on revenue than the total customers retained from a prior period. Additionally, given the variance in the amount of subscription revenue by the Company’s customers, the loss of one of customer does not necessarily have the same impact on revenue as the loss of another customer. Further, the Company informs the Staff that there are no known material trends relating to renewals or customers other than those currently disclosed.

Key Components of Consolidated Statements of Operations

Cost of Revenue and Operating Expenses

United States Securities and Exchange Commission

May 2, 2014

Cost of Revenue, page 47

16.	We refer to the final paragraph under this heading, in which you indicate that you expect that cost of subscription and professional services and other revenue will increase in absolute dollars as you to continue to grow your business, but that it will decrease as a percentage of revenue. You state further that you expect over time to “gain benefits of scale, resulting in improved gross margins.” Please explain further your expectations in this regard, particularly as they relate to professional services, given the negative gross margins reported for this part of your business for the past three fiscal years and the disclosure that the cost of professional services relates primarily to personnel and overhead.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 48.

Results of Operations, page 49

17.	You state in the Company Overview on page 45 that your platform is a multi-tenant, single code-based and globally available software-as-a-service, or SaaS, product delivered through web browsers or mobile applications. Please tell us how you considered Item 303(a)(3)(ii) of Regulation S-K and Section V of Interpretive Release No. 33-8350, which require the disclosure of significant components of revenue and expense that are necessary in order to understand the results of operation. If such products delivered through web browsers and mobile applications are significantly contributing revenue and are impacting your revenue trends, you should discuss and analyze these delivery methods separately.

RESPONSE: The Company respectfully advises the Staff that while it offers its platform through different delivery methods, the pricing to the customer and the resulting revenue is the same irrespective of how the customer accesses the platform. Accordingly, the customer’s choice to use the Company’s platform through one delivery method versus another (or through both delivery methods) does not result in any impact on revenue, revenue trends or other components of the Company’s statement of operations. The Company will consider further disclosure in future periods as its business evolves to the extent that the foregoing is no longer accurate.

Revenue, page 50

18.	We note your risk factor on page 12 discloses that your rate of growth appears to rely on

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the level of agency partner participation. We also note that depending on whether you or the agency partners are considered the primary obligor for providing the subscriptions services, the associated subscription service revenue is recognized on either a gross or a net basis. Please tell us what consideration you gave to separately disclosing and discussing revenues earned on a gross basis versus a net basis.

RESPONSE: The Company respectfully advises the Staff that it does not separately disclose and discuss revenue earned on a gross basis versus a net basis because such revenue recognition does not materially affect the Company’s results of operations and, consequently, such disclosure and discussion would not be meaningful to investors. Sales commissions paid to agency partners who contract directly with the Company for subscription services impacted revenue (i.e., reduced revenue) in the aggregate by less than 2% of total revenue for each of 2012, 2013 and the three months ended March 31, 2014. Additionally, for 2013 and the three months ended March 31, 2014, the impact of these sales commissions changed by less than 0.2% of total revenue over the comparable period from the prior year.

Quarterly Results of Operations, page 56

19.	You indicate in your disclosure that a slowdown in your ability to enter into customer agreements may not be apparent in the quarterly revenue because you recognize subscription revenue over the term of the license agreement, which is typically one year but can range from one month to three years. Please tell us what consideration was given to disclosing the percentage of customers by the subscription term length together with the quarterly revenue to provide insight into the slowdown or growth of customer agreements.

Rule 83 Confidential Treatment Request by HubSpot, Inc. Request #2

RESPONSE: The Company respectfully advises the Staff that substantially all of its customers subscribe for terms of one year or less. As of March 31, 2014, less than [***] of the Company’s customers had subscription terms in excess of one year. Accordingly, the Company believes that providing disclosure regarding the percentage of customers by subscription term length together with the quarterly revenue would not provide meaningful insight into the slowdown or growth of customer agreements. The Company supplementally advises the Staff that the Company’s Subscription Dollar Retention Rate combined with the number of customers as of any given period are the more meaningful indicators of any slowdown or growth in the number of customer agreements.

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HubSpot, Inc. respectfully requests that the information contained in Request #2 be treated as confidential information and that the Commission provide timely notice to John P. Kelleher, Esq., General Counsel, HubSpot, Inc., 25 First Street, 2nd Floor, Cambridge, MA 02141, telephone (888) 482-7768, before it permits any disclosure of the bracketed information contained in Request #2.

Critical Accounting Policies and Estimates

Revenue Recognition, page 59

20.	We note that your BESP considers the median actual sales price of each type of subscription and training and consulting services when sold by itself. Please tell us the percentage of the stand-alone sales that have pricing within 20% of the median selling price. Indicate why you believe this percentage is sufficient to establish BESP.

RESPONSE: In response to the Staff’s comment, the Company has revised page 63. In establishing BESP, the Company analyzes all sales transactions stratified by service type. The percentage of sales that have pricing within 20% of the median selling price for subscription and training and consulting services during 2013 is 84% and 77%, respectively. The Company believes that this approach identified the largest concentration of sales prices by service type to allow for a reasonable estimation of BESP.

Management

Compensation Committee Interlocks and Insider Participation, page 93

21.	Please revise to present under this heading disclosure responsive to Item 404 of Regulation S-K with respect to related party transactions between the company and compensation committee members and their affiliates. We note in this regard your disclosure beginning on page 100 regarding related party transactions with Mr. Simon and affiliates of Messrs. Bohn and Skok. Refer to Item 407(e)(4)(i)(c) of Regulation S-K. When Item 404 disclosure is required in the Interlocks section, you need not repeat the same information under “Certain Relationships and Related Transactions” and may include an appropriate cross-reference in that section to “Compensation Committee Interlocks and Insider Participation.”

RESPONSE: In response to the Staff’s comment, the Company has revised pages 97, 106, 107 and 108 to present the required disclosure regarding related party transactions between the Company and compensation committee members and their affiliates.

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Certain Relationships and Related Party Transactions

Investor Rights Agreement, page 102

22.	Please revise to identify the related persons who are party to the investor rights agreement, and to ensure that you have provided the disclosure called for by Item 404(a)(1) and (2) of Regulation S-K with respect to all such related persons.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 108 to identify the related persons who are party to the investor rights agreement and ensure that it has provided the disclosure called for by Items 404(a)(1) and (2) of Regulation S-K with respect to all such related persons.

Principal Stockholders, page 105

23.	Footnotes 1, 2 and 12 disclaim beneficial ownership except to the extent of any pecuniary interest in the subject securities. Beneficial ownership disclosure pursuant to Item 403 of Regulation S-K is determined in accordance with Exchange Act Rule 13d-3, which states that beneficial ownership is based on voting and/or investment power, not pecuniary interest. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3(a). Please provide us with a brief legal analysis supporting your belief that a registrant may issue disclaimers of beneficial ownership, or delete the disclaimers. In that regard, we note that Item 403 of Regulation S-K requires registrants to disclose the amount of beneficial ownership held by certain beneficial owners and management. Furthermore, Item 403 specifies that only the amount of beneficial ownership may be determined in accordance with Exchange Act Rule 13d-3, and does not otherwise provide authority for registrants to issue disclaimers of beneficial ownership under Exchange Act Rule 13d-4 (which only applies to the level of beneficial ownership held by persons who file beneficial ownership statements). For further guidance, refer to Section III.A.4 of SEC Release No. 33-5808.

RESPONSE: In response to the Staff’s comment, the Company has deleted the beneficial ownership disclaimers in footnotes 1, 2 and 12 on pages 112 and 113.

24.	Please clarify who has sole or shared voting and/or dispositive power over the shares of your common stock held by entities affiliated with Charles River Ventures. In this regard, Footnote 5 states that none of the individuals identified therein “has sole voting and dispositive power” with respect to the securities, but it does not state clearly who does have voting and dispositive power.

United States Securities and Exchange Commission

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RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure in footnote 5 on page 113 to clarify who has voting and/or dispositive power over the shares of common stock held by entities affiliated with Charles River Ventures.

Underwriters

Directed Share Program, page 121

25.	We note your disclosure indicating that the underwriters will reserve a to-be-specified number of shares of your common stock for issuance at the IPO price to “directors, officers, employees, business associates and related persons of [y]ours as well as certain family members of such persons.” Please revise to clarify who the “related persons” are who can participate in the directed share program, and tell us what consideration you gave to providing additional disclosure regarding the program in your related party transactions disclosure pursuant to Item 404(a) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has deleted the reference to “related persons” on page 127. The Company advises the Staff that it does not currently anticipate participation by any related party in the directed share program to exceed $120,000 or require disclosure pursuant to Item 404(a) of Regulation S-K, but we will provide additional disclosure to the extent that is not the case.

Consolidated Financial Statements

Consolidated Balance Sheets, page F-3

26.	Please tell us what consideration you gave to separately presenting items classified within your “other accrued expenses” caption for any item in excess of 5 percent of total current liabilities. We refer you to Rule 5-02(19) and (20) of Regulation S-X.

RESPONSE: The Company respectfully advises the Staff that no single item classified within “other accrued expenses” exceeded five percent of total current liabilities.

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies

Unaudited Pro Forma Loss Per Share, page F-10

United States Securities and Exchange Commission

May 2, 2014

27.	You disclose on page F-22 that certain share-based awards (i.e., RSU) provide for accelerated vesting if there is a change in control as defined in the Plan. Please tell us whether the vesting of these share-based awards has been included in the pro forma effects that would vest upon the completion of an IPO. Further, describe the vesting terms of the service condition for RSUs. We note that footnote 10 does not disclose the condition and weighted-average period over which unrecognized compensation expense for the RSUs are expected to be recognized. We refer you to ASC 718-10-50-29(i).

RESPONSE: The vesting of the RSUs has not been included in the pro forma effects that would vest upon the completion of an IPO because such RSUs do not vest until six months after the completion of an IPO. The Company has not disclosed the weighted-average period over which unrecognized compensation expense is expected to be recognized because it cannot be determined until the occurrence of an IPO. The Company respectfully advises the staff that the disclosure on page F-26 discusses the foregoing, including that total compensation expense as of March 31, 2014 expected to be recorded over the life of the RSUs is approximately $14.6 million.

Revenue Recognition, page F-13

28.	We note your disclosure on page 14 that you provide deployment services for your inbound platform. Please tell us if there are any fees associated with deploying your cloud services. If so, please explain how any deployment fees have been considered in your revenue recognition policy and multiple-element arrangements disclosures.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 14. The Company respectfully advises the Staff that the disclosure on page 14 discussing deployment services refers to the education, training and customer support provided so the customer can successfully use the HubSpot platform. The deployment services are not “set-up” services as contemplated by SAB Topic 13. These professional services are provided to educate and train customers to maximize their use of the HubSpot platform and as discussed in the revenue Critical Accounting Policy have stand-alone value as they are sold separately by the Company and by third parties. Accordingly, the fees for these services are recognized as the services are performed.

29.	You indicate that your customers do not have the right to take possession of the online software solution. Please explain to us whether your agency partners, like your customers, also do not have the right to take possession of the online software. If your agency partners do take possession, please explain what consideration was given in evaluating whether a service based on software is being provided under ASC 605 or whether a software is being provided under ASC 985-605.

United States Securities and Exchange Commission

May 2, 2014

RESPONSE: The Company respectfully advises the Staff that agency partners do not have the right to take possession of the online software solution and therefore no software is being provided under ASC 985-605.

30.	You indicate that in certain instances, your partners are considered the primary obligors for providing subscription services and at other times you are considered the primary obligor. Please tell us how the criteria of ASC 605-45 regarding principal-agent considerations was considered in your analysis.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosures on pages 47, 48, 63 and F-14.

The Company has two primary types of relationships with its partners. In the first type of relationship, the Company enters into the contract directly with the customer and is responsible for the collection of any fees payable under the arrangement. In these arrangements, the Company pays a referral fee to the partner. In these arrangements, the Company also considers itself the primary obligor in the arrangement, as the Company is responsible for fulfilling the subscription. Further, as the contractual arrangement is between the Company and the customer, the customer looks to the Company to deliver the services and remedy any issues with the services. Because the Company has a direct contractual relationship with the customer, the Company records revenue in these transactions gross.

In the second type of relationship, the Company enters into a contract with the partner, who will use the Company’s platform on behalf of the partner’s customer. The partner is responsible for paying the Company, regardless of whether its customer pays the partner. In these arrangements, the Company also pays a commission to the partner, as a sales incentive, and as such, the Company records this revenue as net of the commission.

14. Subsequent Events, page F-28

31.	You indicate that you are required to meet minimum quarterly subscription revenues that increase throughout the life of the Loan Agreement and may impact the company’s ability to fund its operations. Please explain how much the minimum quarterly subscription revenues are and if you are in compliance with the requirement.

RESPONSE: The Company has revised the disclosure on page F-29 to state that the

United States Securities and Exchange Commission

May 2, 2014

Company was in compliance with this covenant as of March 31, 2014. The Company supplementally advises the Staff that the minimum quarterly subscription revenues are disclosed in the Loan Agreement filed as Exhibit 10.7 to the Registration Statement.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1928.

Sincerely,

/s/ Joseph C. Theis, Jr.

Joseph C. Theis, Jr.

Enclosures

cc:	Brian Halligan, HubSpot, Inc.

John Kelleher, HubSpot, Inc.

Mark T. Bettencourt, Goodwin Procter LLP